Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories

	As of March 31,
	2023	2022

Raw materials	$18,409	$16,971
Finished goods	113,065	40,312
Inventory net	$131,474	$57,283